RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions
b)	The Company had the following related party transactions for the years ended December 31, 2010, 2011 and 2012:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Rental of office to:
—VEE	51	—	—	—
—BJ Wanwei	60	—	—	—
Services provided to:
—SH Guotong	11,322	8,181	27,171	4,361
—GZ Juliang	1,173	268	—	—
—BJ Wanwei	1,006	—	—	—
—21V BJ	5	3	—	—
—21V FS	4	39	—	—
—Huo Ju Lian He	896	—	—	—
—CE BJ	541	854	1	—
—CE Soft BJ	2	90	215	35
—VEE	1,061	303	—	—
—TJ Yunlifang	—	93	—	—
Services provided by:
—SH Guotong	2,905	2,554	6,639	1,066
—21V NB	149	—	—	—
—Xi’an Tech	—	8,836	5,526	887
Rental of equipment from:
—Xi’an Tech	13,178	897	—	—
—21V NB	—	442	—	—
Purchases of equipment from:
—SH Guotong	—	—	1,812	291
—CE Soft BJ	—	—	515	83
—Xi’an Tech	27,633	39,896	—	—
Sales of property and equipment to:
—BJ Wanwei	4,526	—	—	—
—CE Soft BJ	1,518	—	—	—
—CE BJ	4,396	—	—	—
Sales of intangible assets to:
—CE Soft BJ	466	—	—	—
—CE BJ	428	—	—	—
—21V QD	23	—	—	—
Loans provided to:
—BitCool Media	—	—	14,771	2,371
Interest income from loan to:
—Bitcool Media	—	—	253	41
Issuance of ordinary shares for Chen Sheng’s past services:
—Sunrise (Note 20(b))	206,037	—	—	—

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Acquisition of 21V Xi’an from 21 Vianet Infrastructure Limited (Note 4)	—	—	15,977	2,564
Purchase 10% equity interests of BJ Tele from aBitCool (Note 11)	—	8,200	—	—
Purchase 99.95% equity interests of Shanghai Cloud from 21V FS (Note 4)	—	18,191	—	—
Purchase 0.05% equity interests of Shanghai Cloud from 21V BJ (Note 4)	—	9	—	—
Purchase 100% equity interests of Shenzhen Cloud from 21V FS (Note 4)	—	7,900	—	—

Related Party Balances
c)	The Company had the following related party balances as of December 31, 2011 and 2012:

	December 31,
	2011	2012
	RMB	RMB	US$
Amounts due from related parties:
—SH Guotong	92	3,702	594
—Bitcool Media	—	15,024	2,412
—CE BJ	2	—	—
—CE Soft BJ	9	—	—
—Nanjing Chiguan	2,480	—	—
— Chen Sheng *	4,053	—	—
—Zhang Jun *	12,483	—	—
—Hsiao Shang-Wen *	1,452	—	—
—Xiao Feng *	8,269	—	—
—Lai Ningning *	8,269	—	—
—Wang Yanguo *	2,087	—	—
—Lin Xiaodong *	1,937	—	—
—Li Heyang *	401	—	—
—Li Mei *	109	—	—

	41,643	18,726	3,006

Amounts due to related parties:
Current:
—Tianjin Guanbang (Seller of Gehua)	21,209	39,592	6,355
—Concept Network (Seller of the Managed Network Entities)	43,656	47,755	7,665
—Shi Dai Tong Lian (Seller of the Managed Network Entities)	25,069	—	—
—Xi’an Tech	6,684	—	—
—Beijing Huibang (Seller of Gehua)	—	815	131
—Sellers of Fastweb	—	16,875	2,709

	96,618	105,037	16,860

	December 31,
	2011	2012
	RMB	RMB	US$
Non-current:
—Concept Network (Seller of the Managed Network Entities)	84,277	43,992	7,061
—Sellers of Fastweb	—	35,601	5,715
—Tianjin Guanbang (Seller of Gehua)	40,216	6,723	1,079

	124,493	86,316	13,855

*	Collectively, “the Nine Executives”

Parent Company
Related Party Transactions

The Company had the following related party transactions for the years ended December 31, 2010, 2011 and 2012:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Expenses paid on behalf by:
—aBitCool	2,485	—	—	—

Waiver of liability by:
—aBitCool	116,069	—	—	—

Waiver of receivables to:
—21Vianet Technology	28,990	—	—	—
—21Vianet Beijing	20,941	—	—	—